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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File No.: 811-8088

OAK RIDGE FUNDS, INC.
___________________________________________________________
(Exact Name of Registrant as Specified in Charter)

10 South LaSalle Street, Suite 1050
Chicago, Illinois 60603
___________________________________________________________
(Address of Principal Executive Offices, including Zip Code)

David Klaskin
Oak Ridge Investments, LLC
10 South LaSalle Street, Suite 1050
Chicago, Illinois 60603
___________________________________________________________
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Registrant's Telephone Number, including Area Code: (312) 857-1040

Date of Fiscal Year End: November 30

Date of Reporting Period: July 1, 2003 - February 13, 2004

Item 1. Proxy Voting Record

OAK RIDGE FUNDS

PROXY VOTING
July 1, 2003 - February 13, 2004

Oak Ridge Small Cap Equity Fund

Name of the Issuer of the Portfolio Security	Exchange Ticker Symbol of the Portfolio Security	CUSIP Number for the Portfolio Security	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Matter Proposed by the Issuer or Security Holder	Whether the Fund Cast its Vote on the Matter	How the Fund Voted (For, Against, or Abstain)	Whether the Fund Cast its Vote For or Against Management
Alliance Gaming Corporation	ALLY	01859P	12/10/03

1-DIRECTORS

2-APPROVAL OF AN AMENDMENT TO THE COMPANY S 2001 LONG-TERM INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES ISSUABLE BY 3,500,000 SHARES

3-RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY S INDEPENDENT PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2004

					Management	Yes	For For For	For For For
AIRGAS	ARG	009363102	7/29/03	1-DIRECTORS 2-APPROVE THE 2003 EMPLOYEE STOCK PURCHASE PLAN 3-APPROVVE THE 2004 EXECUTIVE BONUS PLAN 4-RATIFY THE SELECTION OF KPMG LLP AS INDEPENDENT AUDITORS	Management	Yes	For For For For	For For For For
CACI International Inc.	CAI	127190	11/20/03	1-DIRECTORS 2-RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS.	Management	Yes	For For	For For
DRS Technologies, Inc.	DRS	23330X	8/6/03

1-DIRECTORS

2-TO CONSIDER AND VOTE UPON A PROPOSAL TO RATIFY AND APPROVE THE DESIGNATION OF KPMG LLP AS DRS' INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

3-TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

					Management	Yes	For For For	For For For
DRS Technologies, Inc.	DRS	23330X	1/22/04

1-TO AMEND DRS S CERTIFICATE OF INCORPORATION, AS AMENDED, TO INCREASE ITS AUTHORIZED COMMON STOCK FROM 30,000,000 SHARES TO 50,000,000 SHARES.

2-TO AMEND AND RESTATE DRS S 1996 OMNIBUS PLAN, AS AMENDED, TO (I) INCREASE THE MAXIMUM NUMBER OF SHARES AVAILABLE FOR AWARDS FROM 3,875,000 TO 5,875,000 AND (II) MAKE THE OTHER CHANGES SET FORTH IN THE FORM OF PROPOSED AMENDED AND RESTATED PLAN ATTACHED AS EXHIBIT B TO THE PROXY STATEMENT, DATED DECEMBER 22, 2003.

3-IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON ANY OTHER MATTERS COMING BEFORE THE MEETING.

					Management	Yes	For For Against	For For Against
Evergreen Resources, Inc.	EVG	299900	11/20/03	1-PROPOSAL TO AMEND THE COMPANY S AMENDED AND RESTATED ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 50,000,000 TO 100,000,000 SHARES.	Management	Yes	For	For
Integrated Circuit Systems, Inc.	ICST	45811K	10/29/03	1-DIRECTORS	Management	Yes	For	For
Kronos Incorporated	KRON	501052	2/12/04

1-DIRECTORS

2-TO APPROVE AN AMENDMENT TO THE COMPANY S 2002 STOCK INCENTIVE PLAN (THE 2002 PLAN), TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK AVAILABLE FOR ISSUANCE THEREUNDER FROM 2,550,000 SHARES TO 5,000,000 SHARES.

3-TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY S INDEPENDENT AUDITORS FOR THE 2004 FISCAL YEAR.

4-TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY AND ALL ADJOURNED SESSIONS OF THE MEETING.

					Management	Yes	For For For Against	For For For Against
Legg Mason	LM	524901105	7/22/03	1-DIRECTORS	Management	Yes	For	For
New York Community Bancorp, Inc.	NYB	649445	10/29/03

1-TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JUNE 27, 2003, BY AND BETWEEN NEW YORK COMMUNITY BANCORP, INC., AND ROSLYN BANCORP, INC., PURSUANT TO WHICH ROSLYN WILL BE MERGED WITH AND INTO NEW YORK COMMUNITY.

2-TO APPROVE AN AMENDMENT TO NEW YORK COMMUNITY S CERTIFICATE OF INCORPORATION INCREASING THE AMOUNT OF COMMON STOCK AUTHORIZED FOR ISSUANCE FROM 300 MILLION TO 600 MILLION SHARES.

					Management	Yes	For For	For For
Scansource, Inc.	SCSC	806037	12/4/03

1-DIRECTORS

2-APPROVAL OF THE COMPANY S DIRECTORS EQUITY COMPENSATION PLAN.

3-RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE COMPANY FOR THE FISCAL YEAR ENDING JUNE 30, 2004

					Management	Yes	For For For	For For For
SRA International, Inc.	SRX	78464R	11/12/03	1-DIRECTORS 2-TO RATIFY THE SELECTION BY THE BOARD OF DIRECTORS OF DELOITTE & TOUCHE LLP AS THE COMPANY S INDEPENDENT AUDITORS FOR THE CURRENT FISCAL YEAR.	Management	Yes	For For	For For
United Natural Foods, Inc.	UNFI	911163	12/3/03	1-DIRECTORS 2-TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE CORPORATION S INDEPENDENT PUBLIC AUDITORS FOR FISCAL YEAR 2004.	Management	Yes	For For	For For
Varian, Inc.	VARI	922206	2/4/04	1-DIRECTORS 2-APPROVAL OF AMENDED AND RESTATED MANAGEMENT INCENTIVE PLAN	Management	Yes	For For	For For
Veridian Corporation	VNX	92342R203	8/7/03

1-DIRECTORS

2-APPROVAL OF AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2000 STOCK INCENTIVE PLAN.

3-RATIFICATION AND APPROVAL OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003.

					Management	Yes	For For For	For For For
Verint Systems	VRNT	92343X100	8/12/03	1-DIRECTORS 2-ADOPTION OF THE 2002 EMPLOYEE STOCK PURCHASE PLAN 3-RATIFICATION OF ENGAGEMENT OF INDEPENDENT AUDITORS	Management	Yes	For For For	For For For

Oak Ridge Large Cap Equity Fund

Name of the Issuer of the Portfolio Security	Exchange Ticker Symbol of the Portfolio Security	CUSIP Number for the Portfolio Security	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Matter Proposed by the Issuer or Security Holder	Whether the Fund Cast its Vote on the Matter	How the Fund Voted (For, Against, or Abstain)	Whether the Fund Cast its Vote For or Against Management
Affiliated Computer Services, Inc.	ACS	008190	10/30/03

1-DIRECTORS

2-TO APPROVE THE PERFORMANCE-BASED INCENTIVE COMPENSATION FOR THE CORPORATION S EXECUTIVE OFFICERS.

3-TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE CORPORATION S INDEPENDENT AUDITORS FOR FISCAL YEAR 2004.

					Management	Yes	For For For	For For For
Apache Corporation	APA	037411	12/18/03	1-AMENDMENT OF RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF THE COMPANY S COMMON STOCK FROM 215,000,000 SHARES TO 430,000,000 SHARES.	Management	Yes	For	For
Cardinal Health, Inc.	CAH	14149Y	11/5/03	1-DIRECTORS	Management	Yes	For	For
Dell Computer Corporation	DELL	247025109	7/18/03	1-DIRECTORS 2-ELIMINATION OF CLASSIFIED BOARD 3-CHANGE OF COMPANY NAME TO "DELL INC." 4-APPROVAL OF EXECUTIVE ANNUAL INCENTIVE BONUS PLAN	Management	Yes	For For For For	For For For For
First Data Corporation	FDC	319963	10/28/03

1-TO APPROVE THE ISSUANCE OF SHARES OF FIRST DATA COMMON STOCK AS CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER, DATED AS OF APRIL 1, 2003, AMONG FIRST DATA CORPORATION, MONACO SUBSIDIARY CORPORATION, A WHOLLY OWNED SUBSIDIARY OF FIRST DATA CORPORATION, AND CONCORD EFS, INC.

					Management	Yes	For	For
Jabil Circuit, Inc.	JBL	466313	1/13/04

1-DIRECTORS

2-TO APPROVE AMENDMENTS TO THE JABIL CIRCUIT, INC. 2002 STOCK INCENTIVE PLAN TO (I) PROVIDE FOR AN INCREASE IN THE AGGREGATE SHARES OF COMMON STOCK THAT MAY BE SUBJECT TO FUTURE AWARDS FROM 1,512,705 TO 11,512,705 SHARES, (II) PROHIBIT THE REPRICING OF OUTSTANDING STOCK OPTIONS, AND (III) REQUIRE STOCKHOLDER APPROVAL FOR CERTAIN AMENDMENTS TO THE PLAN.

3-TO RATIFY THE SELECTION OF KPMG LLP AS INDEPENDENT AUDITORS FOR JABIL.

					Management	Yes	For For For	For For For
J. M. Smuckers Co.	SJM	832696405	8/14/03	1-DIRECTORS 2-RATIFICATION OF APPOINTMENT OF AUDITORS.	Management	Yes	For For	For For
Medtronic	MDT	585055106	8/28/03

1-DIRECTORS

2-TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC'S INDEPENDENT AUDITORS

3-TO APPROVE MEDTRONIC'S 2003 LONG-TERM INCENTIVE PLAN

4-TO APPROVE MEDTRONIC'S EXECUTIVE INCENTIVE PLAN

					Management		For For For For	For For For For
Microsoft Corporation	MSFT	594918	11/11/03

1-DIRECTORS

2-ADOPTION OF THE AMENDMENTS TO THE 2001 STOCK PLAN

3-ADOPTION OF THE AMENDMENTS TO THE 1999 STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS

4-SHAREHOLDER PROPOSAL REQUESTING THE COMPANY REFRAIN FROM MAKING CHARITABLE CONTRIBUTIONS (THE BOARD RECOMMENDS A VOTE AGAINST THIS PROPOSAL)

					Management Management Management Shareholder	Yes	For For For Against	For For For For
Sysco Corporation	SYY	871829	11/7/04

1-DIRECTORS

2-APPROVAL OF AMENDMENT TO RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK THAT SYSCO WILL HAVE THE AUTHORITY TO ISSUE TO TWO BILLION (2,000,000,000).

3-APPROVAL OF THE 2003 STOCK INCENTIVE PLAN.

4-SHAREHOLDER PROPOSAL REQUESTING THAT THE BOARD REVIEW THE COMPANY S POLICIES FOR FOOD PRODUCTS CONTAINING GENETICALLY ENGINEERED INGREDIENTS AND

REPORT TO SHAREHOLDERS BY MARCH 2004.

					Management Management Management Shareholder	Yes	For For For Against	For For For For
Walgreen Co.	WAG	931422	1/14/04	1-DIRECTORS 2-APPROVAL OF THE AMENDED AND RESTATED WALGREEN CO. NONEMPLOYEE DIRECTOR STOCK PLAN.	Management	Yes	For For	For For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
OAK RIDGE FUNDS, INC. (Registrant)

By:	/s/ David M. Klaskin

Its:	Former President

Date:	August 30, 2004